The Gabelli Global Growth Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.9%
	INFORMATION TECHNOLOGY — 31.4%
2,900	Accenture plc, Cl. A	$473,454
5,400	Adobe Inc.†	1,718,496
2,680	Adyen NV†	2,277,719
9,910	Apple Inc.	2,520,014
2,900	ASML Holding NV	758,756
14,200	Atlassian Corp. plc, Cl. A†	1,949,092
10,900	Fidelity National Information Services Inc.	1,325,876
12,900	Fiserv Inc.†	1,225,371
8,200	Keyence Corp.	2,636,403
2,700	Lam Research Corp.	648,000
6,700	Mastercard Inc., Cl. A	1,618,452
41,300	Microsoft Corp.	6,513,423
9,600	NVIDIA Corp.	2,530,560
9,800	PayPal Holdings Inc.†	938,252
5,300	ServiceNow Inc.†	1,518,874
17,000	Visa Inc., Cl. A	2,739,040

		31,391,782

	CONSUMER DISCRETIONARY — 19.1%
6,700	adidas AG	1,487,584
19,055	Alibaba Group Holding Ltd., ADR†	3,705,816
2,110	Amazon.com Inc.†	4,113,909
2,000	Christian Dior SE	697,108
2,020	Kering SA	1,053,255
6,800	Lululemon Athletica Inc.†	1,288,940
4,400	LVMH Moet Hennessy Louis Vuitton SE	1,613,707
10,300	McDonald’s Corp.	1,703,105
41,000	Puma SE	2,408,961
5,500	The Home Depot Inc.	1,026,905

		19,099,290

	HEALTH CARE — 12.6%
28,900	Bristol-Myers Squibb Co.	1,610,886
7,900	Danaher Corp.	1,093,439
6,400	Edwards Lifesciences Corp.†	1,207,168
10,900	Medtronic plc	982,962
9,600	Merck & Co. Inc.	738,624
7,050	Thermo Fisher Scientific Inc.	1,999,380
10,200	UnitedHealth Group Inc.	2,543,676
20,600	Zoetis Inc.	2,424,414

		12,600,549

	CONSUMER STAPLES — 11.0%
4,300	Costco Wholesale Corp.	1,226,059
244,000	Davide Campari-Milano SpA	1,749,814
11,200	L’Oreal SA	2,898,684
34,900	Nestlé SA	3,572,636
7,756	Pernod Ricard SA	1,100,859
2,600	The Estee Lauder Companies Inc., Cl. A	414,284

		10,962,336

Shares		Market Value
	COMMUNICATION SERVICES — 7.9%
810	Alphabet Inc., Cl. A†	$941,180
1,216	Alphabet Inc., Cl. C†	1,413,977
13,800	Facebook Inc., Cl. A†	2,301,840
2,000	Netflix Inc.†	751,000
30,700	Tencent Holdings Ltd.	1,517,428
9,800	The Walt Disney Co.	946,680

		7,872,105

	FINANCIALS — 6.4%
118,000	AIA Group Ltd.	1,056,648
16,900	Aon plc	2,789,176
27,000	Investor AB, Cl. B	1,218,069
7,200	JPMorgan Chase & Co.	648,216
4,300	The Goldman Sachs Group Inc.	664,737

		6,376,846

	INDUSTRIALS — 6.0%
49,600	IHS Markit Ltd.	2,976,000
27,500	Jardine Matheson Holdings Ltd.	1,384,128
2,000	Lockheed Martin Corp.	677,900
1,700	Roper Technologies Inc.	530,077
2,800	The Boeing Co.	417,592

		5,985,697

	REAL ESTATE — 3.0%
7,200	American Tower Corp., REIT	1,567,800
10,300	Crown Castle International Corp., REIT	1,487,320

		3,055,120

	UTILITIES — 1.5%
6,300	NextEra Energy Inc.	1,515,906

	TOTAL COMMON STOCKS	98,859,631

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$1,055,000	U.S. Treasury Bill,
	0.061%††, 09/24/20	1,054,567

	TOTAL INVESTMENTS — 100.0% (Cost $75,613,932)	$99,914,198

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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The Gabelli Global Growth Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	58.4%	$58,316,998
Europe	28.1	28,058,745
Asia/Pacific	9.6	9,613,112
Japan	2.6	2,636,403
Canada	1.3	1,288,940

	100.0%	$99,914,198

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